Schedule of Investments (unaudited)	iShares® U.S. Real Estate ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 2.0%
PS Business Parks Inc.	66,916	$12,523,329
STORE Capital Corp.	841,137	21,936,853
WP Carey Inc.	641,430	53,148,890
		87,609,072
Health Care REITs — 8.3%
Healthcare Realty Trust Inc.(a)	503,031	13,682,443
Healthcare Trust of America Inc., Class A	763,358	21,305,322
Healthpeak Properties Inc.	1,794,252	46,489,069
Medical Properties Trust Inc.	1,996,513	30,486,754
National Health Investors Inc.	152,115	9,219,690
Omega Healthcare Investors Inc.	783,236	22,079,423
Physicians Realty Trust	747,511	13,044,067
Sabra Health Care REIT Inc.	765,623	10,695,753
Ventas Inc.	1,329,157	68,358,544
Welltower Inc.	1,509,616	124,316,878
		359,677,943
Hotel & Resort REITs — 0.9%
Host Hotels & Resorts Inc.	2,376,923	37,270,153
Industrial REITs — 11.4%
Americold Realty Trust Inc.	895,471	26,899,949
Duke Realty Corp.	1,278,457	70,251,212
EastGroup Properties Inc.	138,837	21,426,714
First Industrial Realty Trust Inc.	438,237	20,807,493
LXP Industrial Trust	955,246	10,259,342
Prologis Inc.	2,461,688	289,617,593
Rexford Industrial Realty Inc.	549,083	31,621,690
STAG Industrial Inc.	597,368	18,446,724
		489,330,717
Mortgage REITs — 2.4%
AGNC Investment Corp.	1,743,943	19,305,449
Annaly Capital Management Inc.	5,192,746	30,689,129
Blackstone Mortgage Trust Inc., Class A	565,595	15,650,014
New Residential Investment Corp.	1,548,511	14,432,122
Starwood Property Trust Inc.	1,020,639	21,321,149
		101,397,863
Office REITs — 5.4%
Alexandria Real Estate Equities Inc.	493,915	71,632,492
Boston Properties Inc.	474,228	42,196,807
Corporate Office Properties Trust	372,929	9,767,011
Cousins Properties Inc.	493,506	14,425,180
Douglas Emmett Inc.	583,164	13,051,210
Equity Commonwealth(b)	373,758	10,289,558
Highwoods Properties Inc.	348,855	11,927,352
Hudson Pacific Properties Inc.	479,589	7,117,101
JBG SMITH Properties	360,535	8,523,047
Kilroy Realty Corp.	350,111	18,321,309
Orion Office REIT Inc.	189,707	2,079,189
SL Green Realty Corp.	212,730	9,817,490
Vornado Realty Trust.	527,970	15,094,662
		234,242,408
Real Estate Development — 0.2%
Howard Hughes Corp. (The)(a)(b)	127,704	8,690,257
Real Estate Services — 3.2%
CBRE Group Inc., Class A(a)(b)	1,086,949	80,010,316
Compass Inc., Class A(a)(b)	95,470	344,647
Jones Lang LaSalle Inc.(b)	162,563	28,425,766
Security	Shares	Value
Real Estate Services (continued)
Opendoor Technologies Inc.(a)(b)	1,303,168	$6,137,921
Redfin Corp.(a)(b)	353,732	2,914,752
Zillow Group Inc., Class A(a)(b)	119,629	3,805,398
Zillow Group Inc., Class C, NVS(a)(b)	545,857	17,330,960
		138,969,760
Research & Consulting Services — 1.8%
CoStar Group Inc.(a)(b)	1,317,607	79,596,639

Residential REITs — 15.2%
American Campus Communities Inc.	464,105	29,920,849
American Homes 4 Rent, Class A(a)	982,847	34,832,098
Apartment Income REIT Corp.	523,283	21,768,573
AvalonBay Communities Inc.	464,951	90,316,732
Camden Property Trust	354,227	47,636,447
Equity LifeStyle Properties Inc.	575,272	40,539,418
Equity Residential.	1,137,941	82,182,099
Essex Property Trust Inc.	217,263	56,816,447
Invitation Homes Inc.	2,029,565	72,211,923
Mid-America Apartment Communities Inc.	383,843	67,045,857
Sun Communities Inc.	404,410	64,446,777
UDR Inc.	995,279	45,822,645
		653,539,865
Retail REITs — 9.2%
Brixmor Property Group Inc.	997,912	20,167,802
Federal Realty Investment Trust	237,523	22,740,452
Kimco Realty Corp.	2,055,124	40,629,801
National Retail Properties Inc.	585,588	25,180,284
Realty Income Corp.	2,000,546	136,557,270
Regency Centers Corp.(a)	516,087	30,609,120
Simon Property Group Inc.	1,091,875	103,640,775
Spirit Realty Capital Inc.	445,708	16,838,848
		396,364,352
Specialized REITs — 39.5%
American Tower Corp.	1,545,309	394,965,527
Crown Castle International Corp.	1,440,011	242,469,052
CubeSmart	746,722	31,899,964
Digital Realty Trust Inc.	946,647	122,903,180
Equinix Inc.	302,688	198,872,070
Extra Space Storage Inc.	446,544	75,966,065
Gaming and Leisure Properties Inc.	782,047	35,864,675
Iron Mountain Inc.	966,233	47,045,885
Lamar Advertising Co., Class A	289,811	25,494,674
Life Storage Inc.	280,718	31,344,972
National Storage Affiliates Trust.	279,198	13,979,444
PotlatchDeltic Corp.(a)	231,775	10,242,137
Public Storage	507,820	158,780,079
Rayonier Inc.	485,860	18,161,447
SBA Communications Corp.(a)	358,575	114,761,929
VICI Properties Inc.(a)	3,202,335	95,397,560
Weyerhaeuser Co.(a)	2,475,757	81,997,072
		1,700,145,732
Total Long-Term Investments — 99.5%
(Cost: $5,555,152,747)		4,286,834,761

Schedule of Investments (unaudited) (continued)	iShares® U.S. Real Estate ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	61,035,357	$61,029,254
Total Short -Term Investments — 1.4%
(Cost: $61,024,066)		61,029,254
Total Investments in Securities — 100.9%
(Cost: $5,616,176,813)		4,347,864,015
Liabilities in Excess of Other Assets — (0.9)%		(39,327,060)
Net Assets — 100.0%		$4,308,536,955

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$60,300,476	$720,764	(a)	$—		$(2,393)	$10,407	$61,029,254	61,035,357	$21,540	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	5,660,000	—		(5,660,000	)(a)	—	—	—	—	9,119		—
						$(2,393)	$10,407	$61,029,254		$30,659		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	605	09/16/22	$21,592	$518,844

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® U.S. Real Estate ETF
June 30, 2022

Fair Value Measurements (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$4,286,834,761	$—	$—	$4,286,834,761
Money Market Funds	61,029,254	—	—	61,029,254
	$4,347,864,015	$—	$—	$4,347,864,015
Derivative financial instruments(a)
Assets
Futures Contracts	$518,844	$—	$—	$518,844

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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